Exhibit 99.6

	Exterior Only Appraisal Review				Broker Price Opinion				Other					AUS Information
Deal ID	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Valuation Type	Report Date	Value	Variance Amount	Variance %	CU Score	R&W Eligible
3852578802
5875866143
2156850917
8258083316
2852265585
7946380046
2207092055
7483373543
6692018729
1832291186
2850073291
4712256370
3910664716
3585329578
2445221433